Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Liabilities (Detail) € in Thousands	Jun. 30, 2026 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	€ 189,087
Interest	19,728
Total	208,815
1 July 2026 - 30 June 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	48,941
Interest	2,164
Total	51,105
1 July 2027 - 30 June 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	4,418
Interest	2,653
Total	7,071
1 July 2028 - 30 June 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	11,570
Interest	3,460
Total	15,030
1 July 2029 - 30 June 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	28,748
Interest	3,353
Total	32,101
1 July 2030 - Dec 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	95,410
Interest	8,098
Total	103,508
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	0
Interest	0
Total	€ 0